Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
General and administration expenses
Consulting and management fees	$ (4,058,133)	$ (511,847)
General and administrative	(460,978)	(230,661)
Marketing	(760,887)	(239,181)
Finance cost	(55,500)	(150,578)
Share-based payment expense	(990,448)	(821,427)
Professional fees	(401,003)	(334,872)
Total expense	(6,726,949)	(2,288,566)
Other (expenses) income, net
Foreign exchange (loss) gain	(39,161)	4,206
Unrealized loss on marketable securities	(2,538,281)	(161,439)
Gain on settlement of accounts payable and accrued liabilities	31,329	10,401
Loss on shares for debt settlement	(52,164)	0
Smart glass distribution agreement amortization	0	(709,741)
Loss	(9,325,226)	(3,145,139)
Other comprehensive (loss) gain ("OCI")
Cumulative translation adjustment	4,110	(191,013)
Total comprehensive loss	$ (9,321,116)	$ (3,336,152)
Loss per share-basic and diluted	$ (0.34)	$ (0.14)
Weighted average shares outstanding-basic and diluted	27,470,371	22,965,383
Total shares issued and outstanding	28,992,429	25,908,233